Detail of Wallbox Group subsidiaries- Summary Of Details of Wallbox Group Subsidiaries (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Activity		manufacture and sale of charging solutions with a clear focus on the automotive sector
% Equity interest		0.00%
Wallbox Chargers, S.L.U.
Disclosure of subsidiaries [line items]
Company name	Wallbox Chargers, S.L.U.
Registered office	Paseo de la Castellana, 95. Planta 28, 28046, Madrid, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox NV
% Equity interest	100.00%	100.00%	[1]
Consolidation method	Fully consolidated
Kensington Capital Acquisition Corp. II [Member]
Disclosure of subsidiaries [line items]
Company name	Kensington Capital Acquisition Corp II	Kensington Capital Acquisition Corp. II
Registered office	1400 Old Country Road, Suite 301, Westbury, NY 11590	1400 Old Country Road, Suite 301, Westbury, NY 11590
Activity	Special purpose acquisition company	Special purpose acquisition company
Company holding investment	Wallbox NV	Wallbox N.V.
% Equity interest	100.00%	100.00%	[1]	0.00%	0.00%
Consolidation method	Fully consolidated	Fully consolidated
Wallbox Energy, S.L.U. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Energy, S.L.U.
Registered office	Calle Anabel Segura 7, H1, 28108, Alcobendas, Madrid, Spain
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%	[2]
Consolidation method	Fully consolidated
Wallbox UK Limited [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox UK Limited	Wallbox UK Limited
Registered office	378-380 Deansgate, Manchester, United Kingdom M3 4LY	378-380 Deansgate, Manchester, United Kingdom M3 4LY
Activity	Retail innovative solutions for charging Electric Vehicles	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	[2]	100.00%	100.00%
Consolidation method	Fully consolidated	Fully consolidated
Wallbox France [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox France
Registered office	Avenue des Champs Elysées 102, 75008, Paris, France
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%	[2]
Consolidation method	Fully consolidated
WBC Wallbox Chargers GmbH [Member]
Disclosure of subsidiaries [line items]
Company name	WBC Wallbox Chargers GmbH
Registered office	Kurt-Blaum-Platz 8, 63450, Hanau, Germany
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%	[2]
Consolidation method	Fully consolidated
Wallbox Italy, S.r.l. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Italy, S.r.l.	Wallbox Italy, S.r.l.
Registered office	Piazza Tre Torri 2, 20145 CAP, Milano, Italy	Piazza Tre Torri 2, 20145 CAP, Milano, Italy
Activity	Retail innovative solutions for charging Electric Vehicles	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	[2]	0.00%	0.00%
Consolidation method	Fully consolidated	Fully consolidated
Wallbox Netherlands B.V. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Netherlands B.V.	Wallbox Netherlands B.V.
Registered office	Kingsfordw eg 151,1042 GR Amsterdam, The Netherlands	Kingsfordweg 151,1042 GR Amsterdam, The Netherlands
Activity	Retail innovative solutions for charging Electric Vehicles	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	[2]	0.00%	0.00%
Consolidation method	Fully consolidated	Fully consolidated
Wallbox USA Inc. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox USA Inc.	Wallbox USA Inc.
Registered office	800 W. El Camino Real Suite 180, Mountain View CA 94040, United States	800 W. El Camino Real Suite 180, Mountain View CA 94040, United States
Activity	Retail innovative solutions for charging Electric Vehicles	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	[2]	100.00%	100.00%
Consolidation method	Fully consolidated	Fully consolidated
Wallbox Shanghai Ltd. [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Shanghai Ldt.	Wallbox Shanghai Ltd.
Registered office	Unit 05-129 Level 5, No. 482, 488, 492, 518 Xinjiang Road, Jingan District, Shanghai Municipality, China	Unit 05-129 Level 5, No. 482, 488, 492, 518 Xinjiang Road, Jingan District, Shanghai Municipality, China
Activity	Retail innovative solutions for charging Electric Vehicles	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.	Wall Box Chargers, S.L.
% Equity interest	100.00%	100.00%	[2]	100.00%	100.00%
Consolidation method	Fully consolidated	Fully consolidated
Wallbox Norway AS (Intelligent Solution AS ) [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Norway AS (Intelligent Solution AS )
Registered office	Professor Olav Hanssens vei 7A, 4021 Stavanger, Norway
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.
% Equity interest	100.00%	100.00%	[2]
Consolidation method	Fully consolidated
Wallbox Denmark ApS [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Denmark ApS
Registered office	Rådhuspladsen 16, 1550 København, Denmark
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	100.00%	[2]
Consolidation method	Fully consolidated
Wallbox Sweden AB (Intelligent Solution Sweden AB ) [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Sweden AB (Intelligent Solution Sweden AB )
Registered office	Kistagången 12, 164 40 Kista, Sweden
Activity	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS
% Equity interest	100.00%	100.00%	[2]
Consolidation method	Fully consolidated
Wallbox Oy [Member]
Disclosure of subsidiaries [line items]
Company name	Wallbox Oy	Wallbox Oy
Registered office	PL 747, 00101 Helsinki, Finland	PL 747, 00101 Helsinki, Finland
Activity	Retail innovative solutions for charging Electric Vehicles	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wallbox Norway AS	Wallbox Norway AS
% Equity interest	100.00%	100.00%	[2]	0.00%	0.00%
Consolidation method	Fully consolidated	Fully consolidated
Electromaps, S.L. [Member]
Disclosure of subsidiaries [line items]
Company name	Electromaps, S.L.	Electromaps, S.L.
Registered office	Calle Foc 68, 08038, Barcelona, Spain	Calle Marie Curie, 8 14-B 007, Barcelona, Spain
Activity	Retail innovative solutions for charging Electric Vehicles	Retail innovative solutions for charging Electric Vehicles
Company holding investment	Wall Box Chargers, S.L.U.	Wall Box Chargers, S.L.
% Equity interest	51.00%	51.00%	[2]	51.00%	0.00%
Consolidation method	Fully consolidated	Fully consolidated
Wall Box Chargers S.l [Member]
Disclosure of subsidiaries [line items]
Company name		Wall Box Chargers, S.L.
Registered office		Paseo de la Castellna, 95, Planta 28, 28046, Madrid, Spain
Activity		Retail innovative solutions for charging Electric Vehicles
Company holding investment		Wallbox N.V.
% Equity interest		100.00%		0.00%	0.00%
Consolidation method		Fully consolidated
Wallbox Energy, S.L. [Member]
Disclosure of subsidiaries [line items]
Company name		Wallbox Energy, S.L.
Registered office		Calle Anabel Segura 7, H1, 28108, Alcobendas, Madrid, Spain
Activity		Retail innovative solutions for charging Electric Vehicles
Company holding investment		Wall Box Chargers, S.L.
% Equity interest		100.00%		100.00%	100.00%
Consolidation method		Fully consolidated
Wallbox France, SASU [Member]
Disclosure of subsidiaries [line items]
Company name		Wallbox France, SASU
Registered office		Avenue des Champs Elysées 102, 75008, Paris, France
Activity		Retail innovative solutions for charging Electric Vehicles
Company holding investment		Wall Box Chargers, S.L.
% Equity interest		100.00%		100.00%	100.00%
Consolidation method		Fully consolidated
WBC Wallbox Chargers Deutschland GmbH [Member]
Disclosure of subsidiaries [line items]
Company name		WBC Wallbox Chargers Deutschland GmbH
Registered office		Kurt-Blaum-Platz 8, 63450, Hanau, Germany
Activity		Retail innovative solutions for charging Electric Vehicles
Company holding investment		Wall Box Chargers, S.L.
% Equity interest		100.00%		100.00%	100.00%
Consolidation method		Fully consolidated
Wallbox AS (Intelligent Solution AS ) [Member]
Disclosure of subsidiaries [line items]
Company name		Wallbox AS (Intelligent Solution AS )
Registered office		Ryfylkevegen 2008, 4120 TAU, Norway
Activity		Retail innovative solutions for charging Electric Vehicles
Company holding investment		Wall Box Chargers, S.L.
% Equity interest		100.00%		61.67%	0.00%
Consolidation method		Fully consolidated
Wallbox ApS [Member]
Disclosure of subsidiaries [line items]
Company name		Wallbox ApS
Registered office		Østergade 20, Helsinge 3200, Denmark
Activity		Retail innovative solutions for charging Electric Vehicles
Company holding investment		Wallbox Norway AS
% Equity interest		100.00%		61.67%	0.00%
Consolidation method		Fully consolidated
Wallbox AB (Intelligent Solution Sweden AB ) [Member]
Disclosure of subsidiaries [line items]
Company name		Wallbox AB (Intelligent Solution Sweden AB )
Registered office		Rosenlundsgatan 54, 118 63 Stockholm, Sweden
Activity		Retail innovative solutions for charging Electric Vehicles
Company holding investment		Wallbox Norway AS
% Equity interest		100.00%		61.67%	0.00%
Consolidation method		Fully consolidated

[1]	direct ownership
[2]	indirect ownership